Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Provision [Abstract]
Current	$ 743,061
Deferred	(159,221)	(220,619)
Current
Deferred
Change in valuation allowance	159,221	220,619
Income tax provision	$ 743,061